UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
5/31/17 (Unaudited)

COMMON STOCKS (96.0%)(a)
		Shares	Value

Australia (0.6%)

BlueScope Steel, Ltd.		292,211	$2,496,966

			2,496,966
Canada (8.7%)

Capital Power Corp.		272,400	5,113,865

Cascades, Inc.		380,300	4,619,849

Centerra Gold, Inc.		924,800	5,250,928

Constellation Software, Inc.		12,100	6,257,496

Corus Entertainment, Inc. Class B		61,300	606,261

Crescent Point Energy Corp.		295,900	2,567,234

Fairfax Financial Holdings, Ltd.		16,100	7,063,929

NuVista Energy, Ltd.(NON)		1,006,600	5,111,801

Westshore Terminals Investment Corp.		145,600	2,344,302

			38,935,665
Finland (1.2%)

Tieto OYJ		160,668	5,244,932

			5,244,932
France (8.9%)

Amundi SA		80,126	5,482,478

Dassault Aviation SA		6,170	9,201,683

Eurazeo SA		116,508	8,334,387

Faurecia		120,142	6,306,748

Ipsen SA		41,711	5,259,589

SCOR SE		139,401	5,487,908

			40,072,793
Germany (8.2%)

CompuGroup Medical SE		120,762	6,861,577

MTU Aero Engines AG		47,076	6,642,079

Rheinmetall AG		72,445	6,952,383

RWE AG(NON)		227,794	4,626,532

Software AG		121,185	5,809,480

STADA Arzneimittel AG(S)		84,053	6,080,705

			36,972,756
Hong Kong (1.3%)

Techtronic Industries Co., Ltd.		1,264,500	5,979,663

			5,979,663
Ireland (2.8%)

Bank of Ireland(NON)		27,735,983	7,508,885

Dalata Hotel Group PLC(NON)		852,829	4,943,409

			12,452,294
Italy (4.7%)

Amplifon SpA		428,553	6,104,339

Azimut Holding SpA		291,341	5,907,363

DiaSorin SpA		65,982	5,110,632

Iren SpA		1,727,351	4,164,138

			21,286,472
Japan (22.0%)

ADEKA Corp.		312,300	4,542,802

Aeon Delight Co., Ltd.		97,700	3,131,693

BML, Inc.		308,200	6,292,010

Fuji Machine Manufacturing Co., Ltd.		287,000	4,441,698

Hazama Ando Corp.		415,000	2,997,743

KYORIN Holdings, Inc.		59,500	1,225,458

Kyudenko Corp.		240,300	8,527,124

Maeda Road Construction Co., Ltd.		341,000	6,906,212

Modec, Inc.		146,900	3,366,431

Nippo Corp.		332,000	6,753,914

NuFlare Technology, Inc.		29,500	1,939,142

PALTAC Corp.		142,000	5,000,451

Sanwa Holdings Corp.		603,300	6,656,728

Shinmaywa Industries, Ltd.		262,000	2,098,366

Sumitomo Warehouse Co., Ltd. (The)		604,000	3,932,135

Takeuchi Manufacturing Co., Ltd.		189,700	3,141,398

Takuma Co., Ltd.		654,100	6,142,339

TechnoPro Holdings, Inc.		142,000	5,763,341

Tokyo Seimitsu Co., Ltd.		170,600	5,861,246

Tsubakimoto Chain Co.		463,000	3,963,196

Ulvac, Inc.		115,300	6,392,253

			99,075,680
Mexico (1.2%)

Megacable Holdings SAB de CV (Units)		1,441,600	5,535,695

			5,535,695
Netherlands (1.7%)

InterXion Holding NV(NON)		143,300	6,369,685

PostNL NV		297,489	1,454,035

			7,823,720
Singapore (0.9%)

Mapletree Industrial Trust(R)		2,970,800	3,918,411

			3,918,411
South Korea (4.3%)

Dongbu Insurance Co., Ltd.		98,467	5,954,105

Hana Financial Group, Inc.		132,998	4,876,356

Hyundai Marine & Fire Insurance Co., Ltd.		143,130	4,825,971

LOTTE Fine Chemical Co., Ltd.		91,666	3,471,453

			19,127,885
Spain (5.9%)

Acciona SA		80,465	7,715,717

Applus Services SA		441,614	5,655,390

Atresmedia Corporacion de Medios de Comunicacion SA		501,545	6,479,218

Fomento de Construcciones y Contratas SA(NON)		193,778	2,137,621

Telepizza Group SA 144A(NON)		830,407	4,720,156

			26,708,102
Sweden (2.0%)

Com Hem Holding AB		470,488	6,322,687

Loomis AB Class B		74,343	2,801,313

			9,124,000
Switzerland (4.1%)

Georg Fischer AG		6,831	6,442,743

Lonza Group AG		31,643	6,553,700

Swiss Life Holding AG		15,834	5,282,087

			18,278,530
Taiwan (1.1%)

CTCI Corp.		3,094,000	5,096,835

			5,096,835
United Kingdom (15.4%)

Admiral Group PLC		273,330	7,173,748

Afren PLC(F)(NON)(S)		4,060,504	5

Berkeley Group Holdings PLC (The)		184,524	7,741,142

Cairn Energy PLC(NON)		2,173,516	5,673,748

Clinigen Group PLC		532,967	6,111,645

Dart Group PLC		1,000,911	8,060,152

Firstgroup PLC(NON)		3,409,786	6,581,224

Foxtons Group PLC		475,769	688,098

Inchcape PLC		580,071	6,106,199

Kennedy Wilson Europe Real Estate PLC		333,604	4,435,869

Rightmove PLC		91,986	5,139,002

Safestore Holdings PLC(R)		901,883	5,112,939

SSP Group PLC		1,008,634	6,330,230

			69,154,001
United States (1.0%)

Kennedy-Wilson Holdings, Inc.(S)		215,800	4,229,680

			4,229,680

Total common stocks (cost $382,055,030)			$431,514,080

SHORT-TERM INVESTMENTS (6.4%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.12%(AFF)	Shares	8,229,726	$8,229,726

Putnam Short Term Investment Fund 0.89%(AFF)	Shares	19,627,745	19,627,745

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72%(P)	Shares	300,000	300,000

U.S. Treasury Bills 0.889%, 8/10/17(SEGSF)		$282,000	281,499

U.S. Treasury Bills 0.814%, 7/20/17(SEGSF)		298,000	297,649

U.S. Treasury Bills 0.767%, 7/13/17		64,000	63,938

U.S. Treasury Bills 0.659%, 6/15/17(SEGSF)		49,000	48,986

Total short-term investments (cost $28,849,598)			$28,849,543

TOTAL INVESTMENTS

Total investments (cost $410,904,628)(b)			$460,363,623

FORWARD CURRENCY CONTRACTS at 5/31/17 (aggregate face value $125,067,911) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/19/17	$10,513,120	$10,551,524	$(38,404)
	British Pound	Buy	6/21/17	2,105,152	2,199,200	(94,048)
	Canadian Dollar	Sell	7/19/17	5,158,024	5,170,048	12,024
	Hong Kong Dollar	Buy	8/16/17	1,728,132	1,734,456	(6,324)
Barclays Bank PLC
	Hong Kong Dollar	Buy	8/16/17	4,731,154	4,739,134	(7,980)
	Swiss Franc	Buy	6/21/17	4,738,251	4,638,951	99,300
	Swiss Franc	Buy	9/20/17	1,756,859	1,757,715	(856)
Citibank, N.A.
	Danish Krone	Buy	6/21/17	5,903,637	5,791,289	112,348
	Euro	Sell	6/21/17	4,843,650	4,688,137	(155,513)
	Japanese Yen	Buy	8/16/17	1,433,779	1,415,911	17,868
Credit Suisse International
	Norwegian Krone	Buy	6/21/17	2,167,035	2,203,927	(36,892)
	Swedish Krona	Buy	6/21/17	2,100,424	2,018,337	82,087
Goldman Sachs International
	Japanese Yen	Sell	8/16/17	2,028,112	2,264,518	236,406
HSBC Bank USA, National Association
	Euro	Sell	6/21/17	4,596,266	4,392,415	(203,851)
	Euro	Buy	9/20/17	3,415,220	3,416,005	(785)
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/21/17	4,743,005	4,544,886	(198,119)
	Canadian Dollar	Buy	7/19/17	1,615,466	1,572,429	43,037
	Euro	Sell	6/21/17	20,754,884	20,426,980	(327,904)
	Japanese Yen	Buy	8/16/17	544,663	537,870	6,793
	New Zealand Dollar	Buy	7/19/17	1,149,084	1,132,979	16,105
	Norwegian Krone	Buy	6/21/17	480,146	368,123	112,023
	Singapore Dollar	Buy	8/16/17	941,048	933,415	7,633
	Swedish Krona	Buy	6/21/17	2,399,203	2,320,363	78,840
	Swiss Franc	Buy	6/21/17	2,772,552	2,671,062	101,490
State Street Bank and Trust Co.
	British Pound	Sell	6/21/17	1,526,038	1,461,974	(64,064)
	Canadian Dollar	Sell	7/19/17	4,136,243	4,107,986	(28,257)
	Israeli Shekel	Buy	7/19/17	3,785,548	3,700,122	85,426
	Japanese Yen	Buy	8/16/17	2,551,001	2,488,033	62,968
	Swiss Franc	Buy	6/21/17	10,396,138	9,990,364	405,774
UBS AG
	Australian Dollar	Buy	7/19/17	11,738,715	11,829,758	(91,043)

Total						$226,082

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through May 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $449,571,821.
(b)	The aggregate identified cost on a tax basis is $413,302,922, resulting in gross unrealized appreciation and depreciation of $59,867,821 and $12,807,120, respectively, or net unrealized appreciation of $47,060,701.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$7,631,599	$19,599,008	$19,000,881	$20,680	$8,229,726
	Putnam Short Term Investment Fund**	3,579,728	94,434,289	78,386,272	12,228	19,627,745
	Totals	$11,211,327	$114,033,297	$97,387,153	$32,908	$27,857,471
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $8,229,726, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,893,810.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $579,096 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	28.4%
	Financials	15.1
	Consumer discretionary	13.3
	Health care	11.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $234,872 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $607,830 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $478,342 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$2,496,966	$—	$—
Canada	38,935,665	—	—
Finland	5,244,932	—	—
France	40,072,793	—	—
Germany	36,972,756	—	—
Hong Kong	5,979,663	—	—
Ireland	12,452,294	—	—
Italy	21,286,472	—	—
Japan	99,075,680	—	—
Mexico	5,535,695	—	—
Netherlands	7,823,720	—	—
Singapore	3,918,411	—	—
South Korea	19,127,885	—	—
Spain	26,708,102	—	—
Sweden	9,124,000	—	—
Switzerland	18,278,530	—	—
Taiwan	5,096,835	—	—
United Kingdom	69,153,996	—	5
United States	4,229,680	—	—
Total common stocks	431,514,075	—	5
Short-term investments	19,927,745	8,921,798	—

Totals by level	$451,441,820	$8,921,798	$5

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$226,082	$—

Totals by level	$—	$226,082	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,480,122	$1,254,040

Total	$1,480,122	$1,254,040

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$167,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Forward currency contracts#	$12,024	$99,300	$130,216	$82,087	$236,406	$—	$365,921	$554,168	$—	$1,480,122

	Total Assets	$12,024	$99,300	$130,216	$82,087	$236,406	$—	$365,921	$554,168	$—	$1,480,122

	Liabilities:
	Forward currency contracts#	138,776	8,836	155,513	36,892	—	204,636	526,023	92,321	91,043	1,254,040

	Total Liabilities	$138,776	$8,836	$155,513	$36,892	$—	$204,636	$526,023	$92,321	$91,043	$1,254,040

	Total Financial and Derivative Net Assets	$(126,752)	$90,464	$(25,297)	$45,195	$236,406	$(204,636)	$(160,102)	$461,847	$(91,043)	$226,082
	Total collateral received (pledged)##†	$(126,752)	$—	$—	$—	$234,872	$(204,636)	$(120,794)	$300,000	$(17,980)
	Net amount	$—	$90,464	$(25,297)	$45,195	$1,534	$—	$(39,308)	$161,847	$(73,063)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 28, 2017